Hedge accounting (Detail 3) - USD ($) $ in Billions	Dec. 31, 2023	Dec. 31, 2022
Interest rate swaps
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	$ 115	$ 92
Interest rate swaps | Due within 1 month
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	1	0
Interest rate swaps | Due between 1 and 3 months
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	6	4
Interest rate swaps | Due between 3 and 12 months
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	12	10
Interest rate swaps | Due between 1 and 5 years
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	62	53
Interest rate swaps | Due after 5 years
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	35	26
Cross-currency swaps
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	34	21
Cross-currency swaps | Due within 1 month
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	1	0
Cross-currency swaps | Due between 1 and 3 months
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	2	1
Cross-currency swaps | Due between 3 and 12 months
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	2	2
Cross-currency swaps | Due between 1 and 5 years
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	22	12
Cross-currency swaps | Due after 5 years
Profile Of The Timing Of The Nominal Amount Of The Hedging Instrument [Line Items]
Hedging instruments	$ 7	$ 5